Taxation - Reconciliation of the taxation rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Profit before tax	£ 1,628	£ 1,618	£ 1,636
UK statutory rate of taxation of 23.5%	383	307	311
Differences in overseas taxation rates	(2)	72	105
Benefit of substance-based tax rulings	(21)	(15)	(18)
R&D tax credits	(6)	(3)	(2)
Tax losses not recognised		1	3
Permanent differences on disposals, acquisitions and transfers	155		(164)
Items non-deductible/taxable for tax purposes	55	56	3
Re-assessment of prior year estimates	(65)	5	(70)
Changes in tax rates	18	76	29
Total tax charge	£ 517	£ 499	£ 197
Standard rate of corporation tax	23.50%	19.00%	19.00%